Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenue:
Health care services	€ 3,613,869	€ 3,455,197	€ 7,208,532	€ 6,772,505
Health care products	943,476	889,835	1,836,609	1,705,084
Revenue	4,557,345	4,345,032	9,045,141	8,477,589
Costs of revenue:
Health care services	2,692,222	2,605,732	5,392,200	5,111,155
Health care products	429,113	408,378	806,163	770,224
Costs of revenue	3,121,335	3,014,110	6,198,363	5,881,379
Gross profit	1,436,010	1,330,922	2,846,778	2,596,210
Operating (income) expenses:
Selling, general and administrative	738,077	795,163	1,592,539	1,515,336
(Gain) loss related to divestiture of Care Coordination activities	(4,592)	(11,400)	(28,924)	(11,400)
Research and development	50,506	48,383	96,423	76,981
Income from equity method investees	(3,905)	(22,481)	(24,314)	(42,514)
Operating income	655,924	521,257	1,211,054	1,057,807
Other (income) expense:
Interest income	(11,187)	2,046	(19,938)	(25,898)
Interest expense	103,127	112,309	216,097	248,101
Income before income taxes	563,984	406,902	1,014,895	835,604
Income tax expense	137,068	92,265	237,610	193,209
Net income	426,916	314,637	777,285	642,395
Net income attributable to noncontrolling interests	75,944	60,857	143,594	117,866
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 350,972	€ 253,780	€ 633,691	€ 524,529
Basic earnings per share	€ 1.20	€ 0.84	€ 2.15	€ 1.72
Diluted earnings per share	€ 1.20	€ 0.84	€ 2.14	€ 1.72